Long-term Investment, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term Investments [Abstract]
Long-term investment	$ 50,000	$ 50,000
Investment Maturity Date	Oct. 14, 2014
Investment Interest Rate Type	The Company receives interest on a quarterly basis, based on the three-month U.S. dollar LIBOR plus a margin of 1.5%.
Investment Interest Rate Margin	1.50%
Investment Owned, at Fair Value	$ 49,500
Line of Floating Rate Note, Maximum Borrowing Capacity Percentage	80.00%